AMOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and accrued liabilities	$ 44,480	$ 34,219
Accrued property taxes	59,650	52,936
AP liability	10,599	10,327
Income taxes payable	693	11,650
Interest payable	26,510	24,731
Deferred income	618	801
Current portion of lease obligations	7,671	3,609
Total amounts payable and accrued liabilities	$ 150,221	$ 138,273